Master Trust - Schedule of Net Investment Gain (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation	$ 85,058
Master Trust
EBP, Master Trust [Line Items]
Net appreciation	2,354,281
Interest and dividends	157,490
Total investment income	$ 2,511,771